INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2025	2024

Raw materials and components	$59,585	$50,197
Work in progress	15,478	17,382
Finished goods	486	961

Total inventory	$75,549	$68,540